26. EMPLOYEE BENEFITS (Details 6) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Details 6
Loss due to change in demographic assumptions		R$ (3,488)
Loss due to change in financial assumptions		264,638
Loss due to experience adjustments		(94,610)
Return on plan assets (less interest income)		(36,627)	R$ (427,523)	R$ 147,728
Change in the asset's limit (excluding the interest revenue)		(97,882)	41,796	(4,208)
Actuarial losses and (gains)	[1]	R$ 32,031	R$ 8,016	R$ 5,661

[1]	Actuarial (gain)/loss results from the fluctuation in the investments comprised in the CBS's asset portfolio.